Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2021
Loss Contingencies [Line Items]
Bank lien on marketable securities		$ 114
Upfront license fee	$ 100
Maximum [Member]
Loss Contingencies [Line Items]
Payments to regulatory milestones	$ 950
Guarantee of Indebtedness of Others [Member]
Loss Contingencies [Line Items]
Bank guarantee, commitment		$ 54